SHARE-BASED COMPENSATION (Details 7) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Stock Price		$ 2.65	$ 4.10
Weighted-Average Volatility	90.01%	83.30%	72.00%
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Stock Price			$ 5.07
Weighted-Average CDN to USD Conversion Rate			76.00%
Weighted-Average Volatility			72.00%
Weighted-Average Months			28 months 21 days